Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income:
SEC Schedule, 12-04, Cash Dividends Paid to Registrant, Subsidiaries and Equity Method Investees									$ 6,400,000	$ 6,400,000	$ 6,400,000
Interest Income	$ 9,134,000	$ 9,641,000	$ 9,128,000	$ 9,031,000	$ 8,763,000	$ 8,507,000	$ 8,029,000	$ 7,774,000	36,934,111	33,072,075	29,786,905
Miscellaneous Income	2,000,000	2,408,000	2,492,000	2,196,000	1,811,000	2,070,000	1,744,000	2,044,000	9,097,143	7,669,146	7,344,283
Expenses:
Interest Expense	2,237,000	2,291,000	2,009,000	1,774,000	1,565,000	1,430,000	1,286,000	1,169,000	8,311,500	5,449,419	4,175,301
Other Expenses									5,262,101	5,086,386	4,897,871
Income Before Income Taxes	1,801,000	2,694,000	2,370,000	2,609,000	1,821,000	2,579,000	2,247,000	2,130,000	9,474,037	8,776,747	8,353,800
Income Tax Benefit	199,000	475,000	486,000	520,000	271,000	471,000	427,000	400,000	1,679,550	1,569,526	1,829,267
Net Income	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	7,794,487	7,207,221	5,918,340
Net Income Available To Common Shareholders									7,794,487	7,207,221
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank									2,092,130	1,523,443	136,682
Interest Income									0	0	118,725
Miscellaneous Income									62,390	21,235	15,807
Total Income									8,554,520	7,944,678	6,671,214
Expenses:
Interest Expense									906,152	916,832	1,057,065
Other Expenses									39,331	11,099	14,349
Total Expenses									945,483	927,931	1,071,414
Income Before Income Taxes									7,609,037	7,016,747	5,599,800
Income Tax Benefit									(185,450)	(190,474)	(318,540)
Net Income									$ 7,794,487	$ 7,207,221	$ 5,918,340